Federated Hermes Kaufmann Fund II
(formerly, Federated Kaufmann Fund II)
Portfolio of Investments
September 30, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—86.3%
		Communication Services—0.8%
38,462	[1]	ZoomInfo Technologies, Inc.	$1,653,482
		Consumer Discretionary—6.3%
4,600	[1]	Alibaba Group Holding Ltd., ADR	1,352,308
670	[1]	Amazon.com, Inc.	2,109,649
1,330	[1]	Bright Horizons Family Solutions, Inc.	202,213
3,350	[1]	Etsy, Inc.	407,461
19,900	[1]	Floor & Decor Holdings, Inc.	1,488,520
1,925	[1]	GrubHub, Inc.	139,235
1,140		Hilton Worldwide Holdings, Inc.	97,265
2,100		Home Depot, Inc.	583,191
3,950	[1]	Just Eat Takeaway	442,352
18,500		Las Vegas Sands Corp.	863,210
3,700	[1]	Lululemon Athletica, Inc.	1,218,669
16,700		Moncler S.p.A	684,004
714,400		NagaCorp Ltd.	853,369
5,165	[1]	Planet Fitness, Inc.	318,268
825		Vail Resorts, Inc.	176,525
16,400		Wingstop, Inc.	2,241,060
15,000	[1]	YETI Holdings, Inc.	679,800
		TOTAL	13,857,099
		Consumer Staples—0.4%
500		Costco Wholesale Corp.	177,500
2,700	[1]	Freshpet, Inc.	301,455
8,600	[1]	Grocery Outlet Holding Corp.	338,152
		TOTAL	817,107
		Energy—1.2%
58,000	[2]	New Fortress Energy, Inc.	2,552,580
		Financials—4.2%
24,100		Apollo Global Management LLC	1,078,475
98,700		Ashmore Group PLC	453,637
2,400		BlackRock, Inc.	1,352,520
7,200		Exor NV	391,805
134,100		FinecoBank Banca Fineco SPA	1,845,183
1,400		Goldman Sachs Group, Inc.	281,358
22,200		Hamilton Lane, Inc.	1,433,898
12,000		Housing Development Finance Corp. Ltd.	283,648
34,700		KKR & Co., Inc, Class COMMON	1,191,598
1,000	[1]	Markel Corp.	973,700
		TOTAL	9,285,822
		Health Care—31.1%
11,500		Abbott Laboratories	1,251,545
29,970	[1]	Akouos, Inc.	685,414
40,300	[1]	Albireo Pharma, Inc.	1,344,811
73,596	[1]	Alector, Inc.	775,334

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
14,500	[1,2]	American Well Corp.	$429,780
36,400	[1]	Amphastar Pharmaceuticals, Inc.	682,500
11,029	[1]	Annexon, Inc.	333,407
16,000	[1]	Arcturus Therapeutics Holdings, Inc.	686,400
29,800	[1]	Argenx SE	7,849,680
18,100	[1]	Avidity Biosciences LLC	509,515
10,300	[1]	Avrobio, Inc.	134,106
23,100	[1]	Boston Scientific Corp.	882,651
97,600	[1]	Calithera Biosciences, Inc.	336,720
46,800	[1]	Catabasis Pharmaceuticals, Inc.	289,692
20,500	[1]	Catalent, Inc.	1,756,030
141,200	[1]	Corcept Therapeutics, Inc.	2,457,586
7,950	[1]	CRISPR Therapeutics AG	664,938
8,200		Danaher Corp.	1,765,706
8,500	[1]	Dexcom, Inc.	3,503,955
171,800	[1]	Dynavax Technologies Corp.	742,176
26,300	[1]	Editas Medicine, Inc.	737,978
7,700	[1]	Edwards Lifesciences Corp.	614,614
3,200	[1]	Fate Therapeutics, Inc.	127,904
20,900	[1,2]	Frequency Therapeutics, Inc.	401,489
5,088	[1]	Frequency Therapeutics, Inc.	97,741
12,600	[1]	Galapagos NV	1,789,655
19,200	[1,2]	Galapagos NV, ADR	2,724,672
46,449	[1]	Gamida Cell Ltd.	192,763
7,200	[1]	Genmab A/S	2,614,409
16,300	[1]	Genmab A/S, ADR	596,743
12,200	[1]	Gossamer Bio, Inc.	151,402
14,944	[1,2]	GW Pharmaceuticals PLC, ADR	1,454,798
1,700	[1]	IDEXX Laboratories, Inc.	668,287
10,000	[1,3]	Immatics N.V.	106,100
9,400	[1]	Immatics N.V.	99,734
7,300	[1]	Insulet Corp.	1,727,107
715	[1]	Intuitive Surgical, Inc.	507,321
13,000	[1,2]	Kaleido Biosciences, Inc.	143,910
11,497	[1]	Legend Biotech Corp., ADR	354,912
38,400	[1]	Merus NV	460,800
137,800	[1]	Minerva Neurosciences, Inc.	438,204
20,200	[1]	Moderna, Inc.	1,429,150
20,852	[1]	Molecular Partners AG	362,643
55,425	[1]	Otonomy, Inc.	224,471
9,000	[1]	PDS Biotechnology Corp.	20,970
7,250	[1]	Repligen Corp.	1,069,665
29,000	[1]	Rhythm Pharmaceuticals, Inc.	628,430
3,500	[1]	Sarepta Therapeutics, Inc.	491,505
13,930	[1]	Scynexis, Inc.	61,431
60,400	[1]	Seres Therapeutics, Inc.	1,709,924
10,400	[1]	Stoke Therapeutics, Inc.	348,296
3,300		Stryker Corp.	687,621
24,400	[1]	Tandem Diabetes Care, Inc.	2,769,400
29,000	[1]	Translate Bio, Inc.	394,690

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
9,098	[1]	TransMedics Group, Inc.	$125,370
14,193	[1]	Tricida, Inc.	128,589
54,300	[1]	Ultragenyx Pharmaceutical, Inc.	4,462,917
53,600	[1]	UniQure N.V.	1,974,088
20,500	[1]	Veeva Systems, Inc.	5,764,395
25,200	[1]	Zai Lab Ltd., ADR	2,095,884
3,175	[1]	Zentalis Pharmaceuticals, LLC	103,791
26,400	[1]	Zogenix, Inc.	473,352
		TOTAL	68,419,071
		Industrials—7.8%
18,900	[1]	Azek Co., Inc.	657,909
30,100	[1,2]	Azul S.A., ADR	396,116
10,700	[1]	Colfax Corp.	335,552
3,700	[1]	CoStar Group, Inc.	3,139,487
19,300	[1]	Dun & Bradstreet Holdings, Inc.	495,238
2,750	[1]	FTI Consulting, Inc.	291,418
5,170	[1]	Generac Holdings, Inc.	1,001,119
10,300		HEICO Corp.	1,077,998
13,400		IHS Markit Ltd.	1,052,034
4,250		L3Harris Technologies, Inc.	721,820
39,915	[1]	Mercury Systems, Inc.	3,091,816
5,350		Roper Technologies, Inc.	2,113,838
3,800		Trane Technologies PLC	460,750
16,400	[1]	Trex Co., Inc.	1,174,240
6,050		Verisk Analytics, Inc.	1,121,125
		TOTAL	17,130,460
		Information Technology—18.1%
1,300	[1]	Adobe, Inc.	637,559
35,900	[1]	Advanced Micro Devices, Inc.	2,943,441
5,500	[1]	Ansys, Inc.	1,799,765
1,160		Broadcom, Inc.	422,611
5,600	[1]	Coupa Software, Inc.	1,535,744
2,800	[1]	DocuSign, Inc.	602,672
9,225	[1]	Envestnet, Inc.	711,801
5,400	[1]	Everbridge, Inc.	678,942
8,400		Fidelity National Information Services, Inc.	1,236,564
2,100		FLIR Systems, Inc.	75,285
38,500	[1]	GDS Holdings Ltd., ADR	3,150,455
7,580	[1]	GoDaddy, Inc.	575,853
38,500		Marvell Technology Group Ltd.	1,528,450
15,359	[1]	Medallia, Inc.	421,144
49,200	[1]	Nexi SpA	986,605
51,600	[1]	PagSeguro Digital Ltd.	1,945,836
14,300	[1]	Q2 Holdings, Inc.	1,305,018
34,300	[1]	Radware Ltd.	831,432
15,900	[1]	Rapid7, Inc.	973,716
5,000	[1]	RealPage, Inc.	288,200
2,900	[1]	Salesforce.com, Inc.	728,828
7,250	[1]	ServiceNow, Inc.	3,516,250
6,000	[1]	Shopify, Inc.	6,137,820

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,150	[1,2]	Snowflake, Inc.	$1,041,650
10,750	[1]	Splunk, Inc.	2,022,397
5,000	[1]	Tyler Technologies, Inc.	1,742,800
1,661	[1]	Unity Software, Inc.	144,972
8,500	[1]	Workday, Inc.	1,828,605
		TOTAL	39,814,415
		Materials—14.8%
57,300		Agnico Eagle Mines Ltd.	4,561,653
342,600		B2Gold Corp.	2,230,740
10,400		Ball Corp.	864,448
120,900		Barrick Gold Corp.	3,398,499
57,600	[1]	Endeavour Financial Corp.	1,433,998
7,900		Franco-Nevada Corp.	1,103,941
223,800		Kinross Gold Corp.	1,973,916
48,800		Kirkland Lake Gold Ltd.	2,378,024
86,000		Newcrest Mining Ltd.	1,938,360
58,900		Newmont Corp.	3,737,205
68,500		Osisko Gold Royalties Ltd.	810,355
7,347		Pan American Silver Corp.	236,206
78,500	[1]	Pretium Resources, Inc.	1,007,940
4,800		Scotts Miracle-Gro Co.	733,968
3,700		Sherwin-Williams Co.	2,577,938
4,199		Vulcan Materials Co.	569,133
27,400		Wheaton Precious Metals Corp.	1,344,518
278,400		Yamana Gold, Inc.	1,581,312
		TOTAL	32,482,154
		Real Estate—1.6%
17,300		Americold Realty Trust	618,475
5,400		Crown Castle International Corp.	899,100
8,570		Easterly Government Properties, Inc.	192,054
26,200		JBG Smith Properties	700,588
16,500		MGM Growth Properties LLC	461,670
7,704		Ryman Hospitality Properties	283,507
8,892		STAG Industrial, Inc.	271,117
		TOTAL	3,426,511
		TOTAL COMMON STOCKS (IDENTIFIED COST $97,630,431)	189,438,701
		WARRANTS—0.0%
		Health Care—0.0%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	31,685
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	30,229
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	6,790
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	871
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	23,858
4,700	[1]	Immatics N.V., Warrants, Expiration Date 12/31/2025	16,215
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	864
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 4/6/2021	4
		TOTAL WARRANTS (IDENTIFIED COST $15,269)	110,516

Shares or Principal Amount		Value
	REPURCHASE AGREEMENTS—16.9%
$ 7,296,290	Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840 (purchased with proceeds from securities lending collateral).	$7,296,290
29,891,000	Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840.	29,891,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $37,187,290)	37,187,290
	TOTAL INVESTMENT IN SECURITIES—103.2% (IDENTIFIED COST $134,832,990)	226,736,507
	OTHER ASSETS AND LIABILITIES - NET—(3.2)%[4]	(7,109,150)
	TOTAL NET ASSETS—100%	$219,627,357

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended September 30, 2020, were as follows:
	Value as of 12/31/2019	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Wingstop, Inc.	$1,377,093	$194,931	$(105,300)
Energy:
New Fortress Energy, Inc.**	$503,007	$435,780	$—
Health Care:
Akouos, Inc.	$—	$631,160	$—
Albireo Pharma, Inc.	$663,462	$463,548	$—
Alector, Inc.	$1,056,199	$481,179	$(270,411)
Amphastar Pharmaceuticals, Inc.	$426,309	$282,695	$—
Arcturus Therapeutics Holdings, Inc.	$—	$848,000	$—
Calithera Biosciences, Inc.	$480,211	$72,649	$—
Catabasis Pharmaceuticals, Inc.	$252,948	$20,000	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	$35,344	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	$40,489	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$13,554	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021	$5,550	$—	$—
Corcept Therapeutics, Inc.**	$2,836,240	$176,341	$(1,300,392)
Dynavax Technologies Corp.	$839,696	$212,998	$(92,700)
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	$32,724	$—	$—
Frequency Therapeutics, Inc.	$366,377	$—	$—
Frequency Therapeutics, Inc.	$—	$91,584	$—
Merus NV	$160,512	$370,361	$—
Minerva Neurosciences, Inc.	$1,458,972	$—	$(523,698)
Molecular Partners AG	$324,040	$48,769	$(4,707)
Otonomy, Inc.	$—	$185,393	$—
Rhythm Pharmaceuticals, Inc.	$626,808	$35,115	$—
Scynexis, Inc.	$126,763	$—	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$7,033	$—	$—
Scynexis, Inc., Warrants, Expiration Date 4/6/2021	$1,308	$—	$—
TransMedics Group, Inc.**	$—	$338,526	$(192,918)
Ultragenyx Pharmaceutical, Inc.	$2,220,920	$420,469	$(260,069)
UniQure N.V.	$4,127,616	$264,960	$(556,416)
Affiliated Issuers no longer in the portfolio at period end	$811,725	$—	$(1,753,049)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$18,794,900	$5,574,458	$(5,059,660)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 9/30/2020	Shares Held as of 9/30/2020	Dividend Income*

$742,881	$31,455	$2,241,060	16,400	$5,754

$1,613,793	$—	$2,552,580	58,000	$5,800

$54,254	$—	$685,414	29,970	$—
$217,801	$—	$1,344,811	40,300	$—
$(487,480)	$(4,153)	$775,334	73,596	$—
$(26,504)	$—	$682,500	36,400	$—
$(161,600)	$—	$686,400	16,000	$—
$(216,140)	$—	$336,720	97,600	$—
$16,744	$—	$289,692	46,800	$—
$(3,659)	$—	$31,685	11,450	$—
$(10,260)	$—	$30,229	21,500	$—
$(6,764)	$—	$6,790	87,500	$—
$(4,679)	$—	$871	42,500	$—
$(228,986)	$974,383	$2,457,586	141,200	$—
$(200,458)	$(17,360)	$742,176	171,800	$—
$(8,866)	$—	$23,858	10,000	$—
$35,112	$—	$401,489	20,900	$—
$6,157	$—	$97,741	5,088	$—
$(70,073)	$—	$460,800	38,400	$—
$(419,547)	$(77,523)	$438,204	137,800	$—
$(6,475)	$1,016	$362,643	20,852	$—
$39,078	$—	$224,471	55,425	$—
$(33,493)	$—	$628,430	29,000	$—
$(65,332)	$—	$61,431	13,930	$—
$(6,169)	$—	$864	25,200	$—
$(1,304)	$—	$4	21,060	$—
$(1,345)	$(18,893)	$125,370	9,098	$—
$2,085,528	$(3,931)	$4,462,917	54,300	$—
$(1,818,132)	$(43,940)	$1,974,088	53,600	$—
$941,324	$—	$—	—	$—
$1,975,406	$841,054	$22,126,158	1,385,669	$11,554

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At September 30, 2020, the Fund no longer has ownership of at least 5% voting share

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$7,144,027	$7,296,290

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2020, these restricted securities amounted to $106,100, which represented 0.0% of total net assets.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$120,072,409	$—	$—	$120,072,409
International	48,870,942	20,495,350	—	69,366,292
Debt Securities:
Warrants	—	110,516	—	110,516
Repurchase Agreements	—	37,187,290	—	37,187,290
TOTAL SECURITIES	$168,943,351	$57,793,156	$—	$226,736,507

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt